FundVantage Trust

Gotham Absolute Return Fund

Gotham Enhanced Return Fund

Gotham Neutral Fund

Gotham Index Plus Fund

Gotham Large Value Fund

Gotham Total Return Fund

Gotham Index Plus All-Cap Fund

Gotham Enhanced Index Plus Fund

Gotham Enhanced 500 Plus Fund

Gotham Enhanced S&P 500 Index Fund

Gotham Master Index Plus Fund

Gotham Absolute 500 Fund

Gotham Absolute 500 Core Fund

Gotham Enhanced 500 Fund

Gotham Neutral 500 Fund

Gotham Hedged Plus Fund

Gotham Hedged Core Fund

Gotham Defensive Long Fund

Gotham Defensive Long 500 Fund

Gotham Short Strategies Fund

Gotham Master Neutral Fund

Gotham ESG Large Value Fund

These materials provide, in interactive data format using the Extensible Business Reporting Language, information relating to the Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Index Plus Fund, Gotham Large Value Fund, Gotham Total Return Fund, Gotham Index Plus All-Cap Fund, Gotham Enhanced Index Plus Fund, Gotham Enhanced 500 Plus Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Master Index Plus Fund, Gotham Absolute 500 Fund, Gotham Absolute 500 Core Fund, Gotham Enhanced 500 Fund, Gotham Neutral 500 Fund, Gotham Hedged Plus Fund, Gotham Hedged Core Fund, Gotham Defensive Long Fund, Gotham Defensive Long 500 Fund, Gotham Short Strategies Fund, Gotham Master Neutral Fund and Gotham ESG Large Value Fund (the “Funds”). The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on February 6, 2020 (Accession Number: 0001615774-20-001604).

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase